Cover Page Cover Page	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	NORTHERN TRUST CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36609
Entity Tax Identification Number	36-2723087
Entity Address, Address Line One	50 South LaSalle Street
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	630-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000073124
Amendment Flag	false
Entity Address, City or Town	Chicago,
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1.66 2/3 Par Value
Trading Symbol	NTRS
Security Exchange Name	NASDAQ
Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1,000th interest in a share of Series E Non-Cumulative Perpetual Preferred Stock
Trading Symbol	NTRSO
Security Exchange Name	NASDAQ